Azzad Wise Capital Fund Average Annual Total Returns - Azzad Wise Capital Fund	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2023
Prospectus [Line Items]
Average Annual Return, Percent	4.39%										2.30%	1.83%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.25%										1.59%	1.27%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.58%										1.47%	1.17%
ICE BofA ML US Corp Govt
Prospectus [Line Items]
Average Annual Return, Percent	4.62%										1.51%	1.28%
Bloomberg [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%										1.10%	1.81%
Azzad Wise Capital Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	(3.37%)	1.99%	3.52%	5.23%	0.09%	2.68%	1.38%	(0.11%)	2.79%